Loans and amounts due from credit institutions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Amounts Due From Credit Institutions
Brazilian Real	R$ 19,796,533	R$ 23,669,165	R$ 51,088,578
US dollar	676,709	2,445,781	2,778,913
Euro	252,672	392,793	214,138
Total	R$ 20,725,914	R$ 26,507,739	R$ 54,081,629